Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and deposits in banks
Cash	$ 1,208,860	$ 1,227,700
Deposits at the Central Bank of Chile	563,886	1,100,472
Deposits in local banks	2,482	1,605
Deposits in banks abroad	200,416	365,783
Subtotals – Cash and deposits in banks	1,975,644	2,695,560
Net cash items in process of collection	117,417	75,442
Cash and cash equivalents	$ 2,093,061	$ 2,771,002